LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
Basic and diluted earnings per share [abstract]
Schedule of earning loss per share
	Years Ended June 30,
	2018	2017	2016

Basic and diluted loss per share (cents per share)	(1.55)	(1.41)	(1.45)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	533,891,470	533,891,470	533,891,470